FINANCIAL ASSETS AND LIABILITIES (Details 1) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Non current financial assets at fair value through profit and loss	$ 33	$ 27
Current financial assets at fair value through profit and loss	366	850
Shares [Member]
IfrsStatementLineItems [Line Items]
Non current financial assets at fair value through profit and loss	33	27
Current financial assets at fair value through profit and loss	3	37
Government Securities [Member]
IfrsStatementLineItems [Line Items]
Current financial assets at fair value through profit and loss	308	692
Corporate Bonds [Member]
IfrsStatementLineItems [Line Items]
Current financial assets at fair value through profit and loss	47	110
Mutual Funds [Member]
IfrsStatementLineItems [Line Items]
Current financial assets at fair value through profit and loss	$ 8	$ 11